RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 2) (CAD) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(831)	(1,047)
Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(776)	(178)
Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(78)	(959)
Derivative Instruments used as Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	23	90
Accounts receivable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	411	383
Current derivative assets, Amounts Available for Offset	(164)	(138)
Total current derivative assets	247	245
Accounts receivable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	300	344
Accounts receivable and other | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	98	23
Accounts receivable and other | Derivative Instruments used as Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	13	16
Deferred amounts and other assets
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	463	408
Long-term derivative assets, Amounts Available for Offset	(153)	(97)
Total long-term derivative assets	310	311
Deferred amounts and other assets | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	118	297
Deferred amounts and other assets | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	306	32
Deferred amounts and other assets | Derivative Instruments used as Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	39	79
Accounts payable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(667)	(1,075)
Current derivative liabilities, Amounts Available for Offset	174	138
Total current derivative liabilities	(493)	(937)
Accounts payable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(293)	(394)
Accounts payable and other | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(374)	(681)
Other long-term liabilities
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(1,038)	(763)
Long-term derivative liabilities, Amounts Available for Offset	143	97
Total long-term derivative liabilities	(895)	(666)
Other long-term liabilities | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(901)	(425)
Other long-term liabilities | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(108)	(333)
Other long-term liabilities | Derivative Instruments used as Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(29)	(5)
Foreign exchange contracts
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(353)	371
Foreign exchange contracts | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(389)	312
Foreign exchange contracts | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	13	(31)
Foreign exchange contracts | Derivative Instruments used as Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	23	90
Foreign exchange contracts | Accounts receivable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	99	230
Current derivative assets, Amounts Available for Offset	(63)	(101)
Total current derivative assets	36	129
Foreign exchange contracts | Accounts receivable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	73	210
Foreign exchange contracts | Accounts receivable and other | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	13	4
Foreign exchange contracts | Accounts receivable and other | Derivative Instruments used as Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	13	16
Foreign exchange contracts | Deferred amounts and other assets
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	95	315
Long-term derivative assets, Amounts Available for Offset	(75)	(40)
Total long-term derivative assets	20	275
Foreign exchange contracts | Deferred amounts and other assets | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	48	225
Foreign exchange contracts | Deferred amounts and other assets | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	8	11
Foreign exchange contracts | Deferred amounts and other assets | Derivative Instruments used as Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	39	79
Foreign exchange contracts | Accounts payable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(101)	(105)
Current derivative liabilities, Amounts Available for Offset	63	101
Total current derivative liabilities	(38)	(4)
Foreign exchange contracts | Accounts payable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(99)	(100)
Foreign exchange contracts | Accounts payable and other | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(2)	(5)
Foreign exchange contracts | Other long-term liabilities
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(446)	(69)
Long-term derivative liabilities, Amounts Available for Offset	75	40
Total long-term derivative liabilities	(371)	(29)
Foreign exchange contracts | Other long-term liabilities | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(411)	(23)
Foreign exchange contracts | Other long-term liabilities | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(6)	(41)
Foreign exchange contracts | Other long-term liabilities | Derivative Instruments used as Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(29)	(5)
Interest rate contracts
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(112)	(932)
Interest rate contracts | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	1	6
Interest rate contracts | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(113)	(938)
Interest rate contracts | Accounts receivable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	79	16
Current derivative assets, Amounts Available for Offset	(10)	(9)
Total current derivative assets	69	7
Interest rate contracts | Accounts receivable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	10	9
Interest rate contracts | Accounts receivable and other | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	69	7
Interest rate contracts | Deferred amounts and other assets
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	290	30
Long-term derivative assets, Amounts Available for Offset	(41)	(25)
Total long-term derivative assets	249	5
Interest rate contracts | Deferred amounts and other assets | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	5	12
Interest rate contracts | Deferred amounts and other assets | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	285	18
Interest rate contracts | Accounts payable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(373)	(673)
Current derivative liabilities, Amounts Available for Offset	20	9
Total current derivative liabilities	(353)	(664)
Interest rate contracts | Accounts payable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(7)
Interest rate contracts | Accounts payable and other | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(366)	(673)
Interest rate contracts | Other long-term liabilities
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(108)	(305)
Long-term derivative liabilities, Amounts Available for Offset	31	25
Total long-term derivative liabilities	(77)	(280)
Interest rate contracts | Other long-term liabilities | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(7)	(15)
Interest rate contracts | Other long-term liabilities | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(101)	(290)
Commodity contracts
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(381)	(498)
Commodity contracts | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(399)	(503)
Commodity contracts | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	18	5
Commodity contracts | Accounts receivable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	222	128
Current derivative assets, Amounts Available for Offset	(91)	(28)
Total current derivative assets	131	100
Commodity contracts | Accounts receivable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	208	119
Commodity contracts | Accounts receivable and other | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	14	9
Commodity contracts | Deferred amounts and other assets
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	74	60
Long-term derivative assets, Amounts Available for Offset	(37)	(32)
Total long-term derivative assets	37	28
Commodity contracts | Deferred amounts and other assets | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	63	59
Commodity contracts | Deferred amounts and other assets | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	11	1
Commodity contracts | Accounts payable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(193)	(297)
Current derivative liabilities, Amounts Available for Offset	91	28
Total current derivative liabilities	(102)	(269)
Commodity contracts | Accounts payable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(187)	(294)
Commodity contracts | Accounts payable and other | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(6)	(3)
Commodity contracts | Other long-term liabilities
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(484)	(389)
Long-term derivative liabilities, Amounts Available for Offset	37	32
Total long-term derivative liabilities	(447)	(357)
Commodity contracts | Other long-term liabilities | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(483)	(387)
Commodity contracts | Other long-term liabilities | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(1)	(2)
Other contracts
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	15	12
Other contracts | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	11	7
Other contracts | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	4	5
Other contracts | Accounts receivable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	11	9
Total current derivative assets	11	9
Other contracts | Accounts receivable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	9	6
Other contracts | Accounts receivable and other | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	2	3
Other contracts | Deferred amounts and other assets
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	4	3
Total long-term derivative assets	4	3
Other contracts | Deferred amounts and other assets | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	2	1
Other contracts | Deferred amounts and other assets | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	2	2